UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-21328

SMA RELATIONSHIP TRUST
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, Illinois	60606-2825
(Address of principal executive offices)	(Zip code)

James Capezzuto
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-647-1568

Date of fiscal year end:	12/31/05

Date of reporting period:	7/1/2004 - 6/30/2005

Item 1.           Proxy Voting Record.

SMA RELATIONSHIP TRUST - SERIES M

Invests exclusively in non-voting securities

SMA RELATIONSHIP TRUST - SERIES T

Invests exclusively in non-voting securities

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SMA Relationship Trust

By (Signature and Title)*	/s/ W. Douglas Beck, President

Date	August 26, 2005

* Print the name and title of each signing officer under his or her signature.